Income tax (Details 4) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014 USD ($)	Mar. 31, 2014 CNY	Mar. 31, 2013 CNY	Mar. 31, 2012 CNY
Income tax
Income before income tax expense	$ 30,712	190,924	158,185	151,599
Computed "expected" tax expense	7,678	47,731	39,546	37,900
Non-PRC entities not subject to income tax	5,068	31,502	25,569	7,014
PRC dividend withholding tax	1,590	9,887
Non-taxable income	(301)	(1,874)		(1,804)
Effect of change in tax rates				(14,674)
Tax rate differential, preferential rate	(4,667)	(29,011)	(26,015)	(19,779)
Others	26	163	(557)	977
Actual income tax expense	$ 9,394	58,398	38,543	9,634